Discontinued Operation (Summary of Discontinued Operation's Results) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operation, net of tax	$ 0	$ (4)
Weifang Operation [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales	0	36
Pretax loss	0	(4)
Income tax expense	0	0
Loss from discontinued operation, net of tax	$ 0	$ (4)